Securities and Exchange Commission
Washington, DC 20549
Amended Rule 23c-2 Notice of Intention to
Redeem Securities

of

Nuveen Premium Income Municipal Fund, Inc.
333 West Wacker Drive
Chicago, Illinois  60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-05570

The undersigned registered closed-end investment company hereby amends the Notice of Intention to Redeem Securities filed with the Securities and Exchange Commission (“SEC”) on March 30, 2009 (the “Original Notice”) to notify the SEC that it has revised the number of shares to be redeemed as was set forth in the Original Notice.  The undersigned registered closed-end investment company intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Nuveen Premium Income Municipal Fund, Inc. (the “Fund”) to be redeemed:

Municipal Auction Rate Cumulative Preferred Shares, Liquidation Preference $25,000 per share, Series M1 (CUSIP #67062T209), Series M2 (CUSIP #67062T704), Series T (CUSIP #67062T308), Series W (CUSIP #67062T605), Series TH (CUSIP #67062T407) and Series F (CUSIP #67062T506) (the “MuniPreferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M1	April 21, 2009
M2	April 21, 2009
T	April 22, 2009
W	April 23, 2009
TH	April 24, 2009
F	April 20, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MuniPreferred Shares are to be redeemed pursuant to Section 11(a)(i) of the Statement Establishing and Fixing the Rights and Preferences of Municipal Auction Rate Cumulative Preferred Shares of the Fund.

(4)	The revised number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, by lot (as determined by The Depository Trust Company), the revised number of outstanding MuniPreferred Shares set forth below:

Series	Number of Shares
M1	107
M2	56
T	107
W	107
TH	107
F	108

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Amended Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 3rd day of April, 2009.

NUVEEN PREMIUM INCOME MUNICIPAL FUND, INC.

By:	/s/Mark L. Winget
Name: Mark L. Winget
Title: Vice President and Assistant Secretary